Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Shareholders' equity

Note 11 – Shareholders' equity

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the "Board"), senior management and consultants.

In August 2016, the Board granted an aggregate of 106,859 restricted ordinary shares, which was issued with a fair value of $308,823 to a consultant under the 2009 Plan. These shares were to vest in two tranches upon achieving certain performance-based milestones. On January 15, 2018, 50,000 shares vested on the first tranche and 56,859 shares were forfeited and cancelled on the second tranche during the year ended June 30, 2018.

In January 2018, the Board granted an aggregate of 56,859 restricted ordinary shares, which were issued with a fair value of $244,494 to one employee under the 2009 Plan. These shares vested immediately upon grant. As of June 30, 2019, there were no shares available under the 2009 Plan.

In March 2019, the Board granted an aggregate of 720,000 restricted ordinary shares, which were issued with a fair value of $1,850,400 to the new CEO and CFO. These shares will vest over the required service period of three years starting from March 28, 2019. In July 2019, a total of 240,000 restricted ordinary shares were issued to them.

For the years ended June 30, 2019, 2018 and 2017, the Company recognized approximately $0.2 million, $0.4 million, $0.3 million compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2016	-	$-	$-
Granted	206,859	$2.89	$-
Vested	(100,000)	$2.89	$-
Unvested as of June 30, 2017	106,859	$2.89	$-
Forfeited	(56,859)	$2.89	$-
Granted	56,859	$4.30	$-
Vested	(106,859)	$3.64	$-
Unvested as of June 30, 2018	-	$-	$-
Granted	720,000	$2.57	$-
Vested	(60,000)	$2.57	$-
Unvested as of June 30, 2019	660,000	$2.57	$607,200

Ordinary Shares Issued for Debt Repayment

In April 2018, the Board granted an aggregate of 985,889 restricted ordinary shares, with a fair value of $2,021,073, determined using the closing price of $2.05 on April 3, 2018, to Mr. Xianfu Han, the former Chief Executive Officer ("CEO") of the Company, to repay the debt the Company owed to him.

In April 2018, the Board granted an aggregate of 896,766 restricted ordinary shares, with a fair value of $1,838,370, determined using the closing price of $2.05 on April 3, 2018, to Mr. Weili He, the former Chief Financial Officer ("CFO") of the Company's, to repay the debt the Company owes to him.

Ordinary Shares Issued for Compensation

In April 2018, the Board granted an aggregate of 200,000 ordinary shares, which were issued with a fair value of $410,000, determined using the closing price of $2.05 on April 3, 2018, to two employees under the 2009 Plan.

In May 2018, the Board granted an aggregate of 218,336 ordinary shares, which were issued with a fair value of $589,507, determined using the closing price of $2.70 on May 21, 2018, to five employees under the 2009 Plan.

In April 2019, the Board granted an aggregate of 550,000 ordinary shares, which were issued with a fair value of $1,320,000, determined using the closing price of $2.40 on May 28, 2018, to three employees under the 2018 Plan. The 2018 Plan was authorized to issue 550,000 shares of the Company's common shares. There are no remaining shares available to be issued under 2018 Plan.

Ordinary Shares Issued for Services

In June 2018, the Board granted an aggregate of 500,000 ordinary shares with a fair value of $2,825,000, determined using the closing price of $5.65 on June 28, 2018, to two service providers. These shares were issued in July 2018 and are being amortized over the service period of one year starting from July 1, 2018. Amortization of deferred stock compensation for the year ended June 30, 2019 was $2,825,000.

In May 2019, the Board granted an aggregate of 600,000 ordinary shares with a fair value of $1,758,000, determined using the closing price of $2.93 on May 8, 2019, to three service providers. These shares were issued in May 2019 and are being amortized over the service period of one year starting from May 15, 2019. Amortization of deferred stock compensation for the year ended June 30, 2019 was $293,000.

Sale of Ordinary Shares

In May 2018, the Company sold 300,000 ordinary shares at $2.00 per share to certain unrelated third-party individuals. The issuances were completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In July 2018, the Company sold 45,977 ordinary shares at $6.525 per share for total proceeds of $300,000 to certain third-party individuals. The issuances were completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In August 2018, the Company sold 50,000 ordinary shares at $3.00 per share for total proceeds of $150,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2019, the Company sold 200,000 ordinary shares at $2.50 per share for total proceeds of $500,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.